Related parties disclosure	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related parties disclosure

Note   30.               Related parties disclosure

Subsidiaries

As at December 31, 2022, the consolidated financial statements of the Group include the entities listed in the following table:

Group Company Name	Country of incorporation	Year of incorporation	Share Capital	% ownership as at December 31, 2022	% ownership as at December 31, 2021	Nature of business
WISeKey IoT Japan KK	Japan	2017	JPY 1,000,000	100.0%	100.0%	Sales & distribution
WISeKey IoT Taiwan	Taiwan	2017	TWD 100,000	100.0%	100.0%	Sales & distribution

Related party transactions and balances

		Receivables as at		Payables as at		Net expenses to			Net income from
	Related Parties	December 31,	December 31,	December 31,	December 31,	in the year ended December 31,			in the year ended December 31,
	(in USD'000)	2022	2021	2022	2021	2022	2021	2020	2022	2021	2020
1	WISeKey International Holding AG	-	-	7,122	10,899	796	526	1,072	-	-	-
2	Wisekey SA	-	-	-	382	-	94	965	-	128	-
3	WISeKey USA Inc	-	-	154	883	558	883	-	-	-	-
4	WISeKey Semiconductors GmbH	-	-	773	615	105	401	161	-	-	-
5	WISeCoin AG	-	-	3,306	3,238	86	90	90	-	-	-
	Total	-	-	11,355	16,017	1,555	1,994	2,288	-	128	-

1. The Semiconductors group is wholly owned by WISeKey International Holding AG, which provides financing and management services, including, but not limited to, sales and marketing, accounting, finance, legal, taxation, business and strategy consulting, public relations, marketing, risk management, information technology and general management. The expenses in relation to WISeKey International Holding AG in 2022, 2021 and 2020 relate to interest on the outstanding loans and the recharge of management services.

2. WISeKey SA is a subsidiary of the group headed by WISeKey International Holding AG (the “WISeKey Group”) and provides management services to the Semiconductors Group, including, but not limited to, sales and marketing, accounting, business and strategy consulting, public relations, marketing, risk management and information technology. The expenses in relation to WISeKey SA in 2022, 2021 and 2020 relate to interest on the outstanding loans and the recharge of management services.

3. WISeKey USA Inc is part of the WISeKey Group and employs sales employees who work for the Semiconductors Group. The expenses in relation to WISeKey USA Inc. in 2022 and 2021 relate to the recharge of employee costs.

4. WISeKey Semiconductors GmbH is part of the WISeKey Group and employs sales employees who work for the Semiconductors Group. The expenses in relation to WISeKey Semiconductors GmbH in 2022, 2021 and 2020 relate to the recharge of employee costs.

5. WISeCoin AG was the parent of WISeCoin France R&D Lab SAS until it was acquired by the Semiconductors Group. WISeCoin AG is part of the WISeKey Group. The expenses recorded in 2020 relate to interest on the outstanding loans and the recharge of management services. The expenses recorded in 2022 and 2021 relate to interest on the outstanding loans.

Note 31.      Related parties disclosure

Subsidiaries

As at December 31, 2020, the consolidated financial statements of the Group include the entities listed in the following table:

Group Company Name	Country of incorporation	Year of incorporation	Share Capital	% ownership as at December 31, 2020	Nature of business
WISeKey IoT Japan KK	Japan	2017	JPY 1,000,000	100.0%	Sales & distribution
WISeKey IoT Taiwan	Taiwan	2017	TWD 100,000	100.0%	Sales & distribution
WISeCoin France R&D Lab SAS	France	2019	EUR 10,000	100.0%	Research & development

As at December 31, 2021, the consolidated financial statements of the Group included the entities listed in the following table:

Group Company Name	Country of incorporation	Year of incorporation	Share Capital	% ownership as at December 31, 2021	% ownership as at December 31, 2020	Nature of business
WISeKey IoT Japan KK	Japan	2017	JPY 1,000,000	100.0%	100.0%	Sales & distribution
WISeKey IoT Taiwan	Taiwan	2017	TWD 100,000	100.0%	100.0%	Sales & distribution

Related party transactions and balances

		Receivables as at		Payables as at		Net expenses to		Net income from
	Related Parties	December 31,	December 31,	December 31,	December 31,	in the year ended December 31,		in the year ended December 31,
	(in USD'000)	2021	2020	2021	2020	2021	2020	2021	2020
1	WISeKey International Holding AG	-	-	10,899	7,187	526	1,072	-	-
2	WISeKey SA	-	-	382	1,751	94	965	128	-
3	WISeKey USA Inc	-	-	883	-	883	-	-	-
4	WISeKey Semiconductors GmbH	-	-	615	219	401	161	-	-
5	WISeCoin AG	-	-	3,238	3,169	90	90	-	-
	Total	-	-	16,017	12,326	1,994	2,288	128	-

1. The Semiconductors group is wholly owned by WISeKey International Holding AG, which provides financing and management services, including, but not limited to, sales and marketing, accounting, finance, legal, taxation, business and strategy consulting, public relations, marketing, risk management, information technology and general management. The expenses in relation to WISeKey International Holding AG in 2021 and 2020 relate to interest on the outstanding loans and the recharge of management services.

2. WISeKey SA is a subsidiary of the group headed by WISeKey International Holding AG (the “WISeKey Group”) and provides management services to the Semiconductors Group, including, but not limited to, sales and marketing, accounting, business and strategy consulting, public relations, marketing, risk management and information technology. The expenses in relation to WISeKey SA in 2021 and 2020 relate to interest on the outstanding loans and the recharge of management services.

3. WISeKey USA Inc is part of the WISeKey Group and employs sales employees who work for the Semiconductors Group. The expenses in relation to WISeKey USA Inc. in 2021 relate to the recharge of employee costs.

4. WISeKey Semiconductors GmbH is part of the WISeKey Group and employs sales employees who work for the Semiconductors Group. The expenses in relation to WISeKey Semiconductors GmbH in 2021 and 202 relate to the recharge of employee costs.

5. WISeCoin AG was the parent of WISeCoin France R&D Lab SAS until it was acquired by the Semiconductors Group. WISeCoin AG is part of the WISeKey Group. The expenses recorded in 2020 relate to interest on the outstanding loans and the recharge of management services. The expenses recorded in 2021 relate to interest on the outstanding loans.